Financial obligations (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Oct. 29, 2019	Dec. 31, 2018	Oct. 29, 2018	Dec. 31, 2016	Jun. 27, 2016	Jun. 30, 2014
Disclosure of Financial obligations [Line Items]
Financial liabilities	$ 531,653,000	$ 571,688,000		$ 587,062,000		$ 633,083,000
Classification by maturity:
Current portion	25,086,000	265,692,000
Non-current portion (e)	506,567,000	305,996,000
Lease liabilities	7,839,000	7,503,000
Financial Liabilities	531,653,000	571,688,000		$ 587,062,000		$ 633,083,000
Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount	139,709,000	161,185,000
Compaa de Minas Buenaventura S.A.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	275,000,000	275,000,000					$ 275,000,000
Debt issuance costs	2,715,000	2,504,000
Borrowings	272,285,000	272,496,000
Classification by maturity:
Lease liabilities	111,820,000	130,504,000
BBVA Banco Continental S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,667,000	61,667,000
BBVA Banco Continental S.A. [Member] | Contacto Corredores de Seguros S.A. [Member]
Classification by maturity:
Lease liabilities	7,839,000	7,503,000
CorpBanca New York Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	61,666,000	61,666,000
Banco Internacional del Peru [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	30,000,000	30,000,000
ICBC Peru Bank [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	40,000,000	25,000,000
Banco Latinoamericano de Comercio Exterior S.A. [Member]
Disclosure of Financial obligations [Line Items]
Notional amount		20,000,000
Banco de Sabadell, Miami Branch [Member]
Disclosure of Financial obligations [Line Items]
Notional amount	15,000,000	15,000,000
Banco De Credito Del Peru - New Financial Obligation [Member]
Disclosure of Financial obligations [Line Items]
Notional amount			$ 161,893,850
Banco De Credito Del Peru - New Financial Obligation [Member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Notional amount	140,309,000	161,894,000
Debt issuance costs	600,000	709,000
Banco de Credito del Peru [member]
Disclosure of Financial obligations [Line Items]
Notional amount	66,667,000	61,667,000			$ 119,000,000			$ 103,373,000
Banco de Credito del Peru [member] | Sociedad Minera El Brocal S.A.A
Disclosure of Financial obligations [Line Items]
Debt issuance costs	1,276,000
Classification by maturity:
Finance Lease Liabilities IAS17	$ 113,096,000	$ 130,504,000